Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Components of the provision for income taxes
Current	$ 1,914	$ (357)	$ 552	$ (1,841)
Deferred	32	(2,680)	(91)	(3,849)
Income tax recovery (expense)	$ 1,946	$ (3,037)	$ 461	$ (5,690)